SEVERANCE PAY LIABILITY, NET (Schedule of Defined Contribution Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Expenses - defined contribution plan	$ 759	$ 769	$ 782